Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	330,369,366	330,369,366
Ordinary shares, shares issued	13,315,903	13,315,903
Ordinary shares, shares outstanding	2,544,148	2,544,148
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	9,630,634	9,630,634
Ordinary shares, shares outstanding	9,630,634	9,630,634